Pay vs Performance Disclosure - USD ($)	12 Months Ended				48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (Templeton) (1)	Summary Compensation Table Total for PEO (Ilan) (1)	Compensation Actually Paid to PEO (Templeton) (3)		Compensation Actually Paid to PEO (Ilan) (3)		Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)		Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Operating Profit (millions)
										Total TSR (7)	S&P IT Index Total TSR (7)
2023	$20,892,318	$16,199,037	$23,224,692	(4)	$16,399,282	(5)	$7,164,737	$7,393,056	(6)	$148.43	$219.40	$6,510	$7,331
2022	$21,629,586	—	$11,834,806		—		$7,959,226	$5,118,822		$139.51	$139.00	$8,749	$10,140
2021	$19,195,411	—	$37,422,531		—		$6,903,311	$11,327,790		$154.85	$193.58	$7,769	$8,960
2020	$19,056,652	—	$43,654,015		—		$5,827,815	$11,832,752		$131.74	$143.89	$—	$—

Company Selected Measure Name	Operating profit
Named Executive Officers, Footnote [Text Block]
(1)During 2023, Messrs. Templeton and Ilan each served for a period of time as the company’s president and CEO (Principal Executive Officer or “PEO”), and Mr. Templeton was the company’s president and CEO for the entirety of 2022, 2021 and 2020. Compensation for the PEO reflects the amounts reported in the summary compensation table for Messrs. Templeton and Ilan for the corresponding years in which each served as the company’s president and CEO.
	The remaining non-PEO named executive officers for the applicable period are Haviv Ilan (2020-2022), Rafael R. Lizardi (2020-2023), Hagop H. Kozanian (2020-2023), Kyle M. Flessner (2020-2023), Amichai Ron (2023) and Niels Anderskouv (2020). Compensation for our non-PEO named executive officers reflects the amounts reported in the summary compensation table for the respective years.
Adjustment To PEO Compensation, Footnote [Text Block]	Adjustments to total compensation for 2023 as reported in the summary compensation table consist of (i) $17,500,109 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (ii) $15,839,289 increase based on the fair value of equity awards granted in 2023 that remained outstanding and unvested as of December 31, 2023; (iii) $14,551 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2023, determined based on the change in fair value of such awards from December 31, 2022, to December 31, 2023; (iv) $2,465,042 increase for awards granted in prior fiscal years that vested in 2023, determined based on the change in fair value of such awards from December 31, 2022, to the vest date; and (v) $1,542,703 increase based on dividend equivalents paid on unvested RSUs in 2023.
(5)Adjustments to total compensation for 2023 as reported in the summary compensation table consist of (i) $12,000,009 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (ii) $10,861,164 increase based on the fair value of equity awards granted in 2023 that remained outstanding and unvested as of December 31, 2023; (iii) $63,044 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2023, determined based on the change in fair value of such awards from December 31, 2022, to December 31, 2023; (iv) $901,550 increase for awards granted in prior fiscal years that vested in 2023, determined based on the change in fair value of such awards from December 31, 2022, to the vest date; and (v) $500,584 increase based on dividend equivalents paid on unvested RSUs in 2023.

Non-PEO NEO Average Total Compensation Amount	$ 7,164,737	$ 7,959,226	$ 6,903,311	$ 5,827,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,393,056	5,118,822	11,327,790	11,832,752
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Adjustments to the non-PEO named executive officers’ average total compensation for 2023 as reported in the summary compensation table consist of: (i) $4,900,114 deduction for the average amount reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (ii) $4,435,083 increase based on the average fair value of equity awards granted in 2023 that remained outstanding and unvested as of December 31, 2023; (iii) $13,526 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2023, determined based on the average change in fair value of such awards from December 31, 2022, to December 31, 2023; (iv) $456,801 increase for awards granted in prior fiscal years that vested in 2023, determined based on the average change in fair value of such awards from December 31, 2022, to the vest date; (v) $250,381 increase based on the average amount of dividend equivalents paid on unvested RSUs in 2023; and (vi) $306 deduction for the change in actuarial present values reported under the “Change in Pension Value and Nonqualifed Deferred Compensation Earnings” column in the summary compensation table.
Equity Valuation Assumption Difference, Footnote [Text Block]	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. We estimate the fair values for non-qualified stock options using the Black-Scholes-Merton option-pricing model. The assumptions used for purposes of calculating fair values of options as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of options, except that we determine expected lives of options based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest date or fiscal year-end date, and the risk-free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life, as of the vest date or fiscal year-end date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation actually paid to the PEO (Mr. Templeton) increased year over year by $11,389,886, or 96%, in 2023 and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers increased year over year by $2,274,234, or 44%, in 2023 and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 48.4%. Net income decreased year over year by $2.24 billion, or 26%, in 2023 and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit decreased year over year by $2.81 billion, or 28%, in 2023 and increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation actually paid to the PEO (Mr. Templeton) increased year over year by $11,389,886, or 96%, in 2023 and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers increased year over year by $2,274,234, or 44%, in 2023 and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 48.4%. Net income decreased year over year by $2.24 billion, or 26%, in 2023 and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit decreased year over year by $2.81 billion, or 28%, in 2023 and increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation actually paid to the PEO (Mr. Templeton) increased year over year by $11,389,886, or 96%, in 2023 and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers increased year over year by $2,274,234, or 44%, in 2023 and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 48.4%. Net income decreased year over year by $2.24 billion, or 26%, in 2023 and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit decreased year over year by $2.81 billion, or 28%, in 2023 and increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Total Shareholder Return Vs Peer Group [Text Block]	The company’s cumulative TSR of 48.4% for the four-year period ending December 31, 2023, was lower than the S&P Information Technology Index return for the same period of 119.4%.
Tabular List [Table Text Block]

Revenue growth: total TI
Operating profit
Operating profit margin
Total shareholder return

Total Shareholder Return Amount	$ 148.43	139.51	154.85	131.74
Peer Group Total Shareholder Return Amount	219.40	139.00	193.58	143.89
Net Income (Loss)	$ 6,510,000,000	$ 8,749,000,000	$ 7,769,000,000	$ 0
Company Selected Measure Amount	7,331,000,000	10,140,000,000	8,960,000,000	0
Additional 402(v) Disclosure [Text Block]	TSR represents the cumulative TSR for the company and the S&P Information Technology index over a four-year period beginning December 31, 2019, as of the years ended 2023, 2022, 2021 and 2020. TSR data is obtained from Research Data Group, Inc. (RDG).
PEO Actually Paid Compensation, Increase (Decrease) Amount	$ (11,389,886)	$ (25,587,725)	$ (6,231,484)
PEO Actually Paid Compensation, Increase (Decrease), Percentage	(96.00%)	(68.00%)	(14.00%)
Non-PEO Actually Paid Compensation, Increase (Decrease) Amount	$ (2,274,234)	$ (6,208,968)	$ (504,962)
Non-PEO Actually Paid Compensation, Increase (Decrease) Percentage	(44.00%)	(55.00%)	(4.00%)
Cumulative Total Shareholder Return					48.40%
Net Income (Loss), Increase (Decrease)	$ 2,240,000,000	$ 980,000,000	$ 2,170,000,000
Net Income (Loss), Increase (Decrease), Percentage	26.00%	13.00%	39.00%
Operating Income (Loss), Increase (Decrease)	$ 2,810,000,000	$ 1,180,000,000	$ 3,070,000,000.00
Operating Income (Loss), Increase (Decrease), Percentage	28.00%	13.00%	52.00%
S&P Information Technology Index Return Index					119.40%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth: total TI
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating profit margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
Messrs Templeton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 20,892,318	$ 21,629,586	$ 19,195,411	$ 19,056,652
PEO Actually Paid Compensation Amount	$ 23,224,692	$ 11,834,806	$ 37,422,531	$ 43,654,015
PEO Name	Messrs. Templeton	Messrs. Templeton	Messrs. Templeton	Messrs. Templeton
Llan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,199,037
PEO Actually Paid Compensation Amount	$ 16,399,282
PEO Name	Ilan
PEO [Member] | Messrs Templeton [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,500,109)
PEO [Member] | Messrs Templeton [Member] | Adjustment, Equity Award Granted In Current Year And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,839,289
PEO [Member] | Messrs Templeton [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,551)
PEO [Member] | Messrs Templeton [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years That Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,465,042)
PEO [Member] | Messrs Templeton [Member] | Adjustment, Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,542,703
PEO [Member] | Llan [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,000,009)
PEO [Member] | Llan [Member] | Adjustment, Equity Award Granted In Current Year And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,861,164
PEO [Member] | Llan [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,044)
PEO [Member] | Llan [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years That Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(901,550)
PEO [Member] | Llan [Member] | Adjustment, Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,584
Non-PEO NEO [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,900,114)
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Current Year And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,435,083
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,526)
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years That Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	456,801
Non-PEO NEO [Member] | Adjustment, Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,381
Non-PEO NEO [Member] | Adjustment, Change In Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (306)